Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERS
U
S
P
ERFORMANCE

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) ($) (6)	Adjusted Pre-Tax Income (in millions) ($) (7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2022	8,207,473	4,791,541	2,981,956	1,998,482	117.36	151.13	490.7	643.4
2021	7,427,795	13,186,658	1,942,429	3,329,440	158.02	187.16	396.9	516.3
2020	6,882,675	8,732,502	2,889,120	3,786,386	112.55	124.48	239.9	319.3

(1)
Robert H. Schottenstein was our Chief Executive Officer in 2022, 2021 and 2020. The amounts shown reflect the amounts of total compensation reported for Mr. Schottenstein for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2022	8,207,473	(2,967,031)	(448,901)	4,791,541
2021	7,427,795	(2,586,799)	8,345,662	13,186,658
2020	6,882,675	(2,242,610)	4,092,437	8,732,502

(a)	The amounts shown reflect the sum of the amounts reported for Mr. Schottenstein in the “Stock Awards” and “O pti on Awards” columns of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of the corresponding year of the equity awards that we granted to Mr. Schottenstein during such year that were unvested and outstanding as of the end of such year; (ii) the change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of the corresponding year; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to Mr. Schottenstein in prior years that vested during the corresponding year. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	3,078,743	(2,022,289)	(1,505,355)	(448,901)
2021	3,516,896	3,656,991	1,171,775	8,345,662
2020	2,335,279	1,499,251	257,907	4,092,437

(3)
During 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason. During 2020, our other Named Executive Officers consisted of Mr. Creek and Mr. Mason. The amounts shown reflect the average of the amounts of total compensation reported for our other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table.

(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2022	2,981,956	(957,644)	(25,830)	1,998,482
2021	1,942,429	(572,289)	1,959,300	3,329,440
2020	2,889,120	(977,859)	1,875,125	3,786,386

(a)
The amounts shown reflect the average of the sum of the amounts reported for our other Named
Ex
ecutive Officers in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of the corresponding year of the equity awards that we granted to our other Named Executive Officers during such year that were unvested and outstanding as of the end of such year; (ii) the average change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of the corresponding year; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to our other Named Executive Officers in prior years that vested during the corresponding year; and (iv) a deduction for the average fair value as of the end of the prior year of equity awards granted in prior years that fail to meet the applicable vesting conditions during the corresponding year. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	993,124	(592,924)	(426,030)	0	(25,830)
2021	747,503	810,062	491,337	(89,602)	1,959,300
2020	1,019,252	714,826	141,047	0	1,875,125

(5)
The amounts shown reflect the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2022 Form
10-K.
The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.

(6)	The amounts shown reflect the net income reported in the Company’s audited financial statements for the corresponding year.

(7)
Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2020, Adjusted Pre- Tax Income was equal to the sum of (a) income before income taxes, (b) impairment of inventory and investment in joint venture arrangements and (c) stucco-related charges, net of recoveries, included in “Costs and expenses: Land and housing;” for 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income,”; and for 2022, Adjusted
Pre-Tax

Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated statements of income included in our 2022 Form
10-K.
Adjusted
Pre-Tax
Income represents the most important performance measure used by the Company to align the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted Pre-Tax Income
Named Executive Officers, Footnote [Text Block]	During 2022, our other Named Executive Officers consisted of Phillip G. Creek and Susan E. Krohne. During 2021, our other Named Executive Officers consisted of Mr. Creek, Ms. Krohne and J. Thomas Mason. During 2020, our other Named Executive Officers consisted of Mr. Creek and Mr. Mason.
Peer Group Issuers, Footnote [Text Block]	The amounts shown reflect the weighted peer group total shareholder return, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Standard & Poor’s 500 Homebuilding Index, which is the same index that we use in our 2022 Form
10-K.
	The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the Standard & Poor’s 500 Homebuilding Index, respectively.
PEO Total Compensation Amount	$ 8,207,473	$ 7,427,795	$ 6,882,675
PEO Actually Paid Compensation Amount	$ 4,791,541	13,186,658	8,732,502
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The amounts shown reflect the amounts of “compensation actually paid” to Mr. Schottenstein as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schottenstein during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation reported for Mr. Schottenstein for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Compensation Actually Paid to PEO ($)
2022	8,207,473	(2,967,031)	(448,901)	4,791,541
2021	7,427,795	(2,586,799)	8,345,662	13,186,658
2020	6,882,675	(2,242,610)	4,092,437	8,732,502

(a)	The amounts shown reflect the sum of the amounts reported for Mr. Schottenstein in the “Stock Awards” and “O pti on Awards” columns of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the fair value as of the end of the corresponding year of the equity awards that we granted to Mr. Schottenstein during such year that were unvested and outstanding as of the end of such year; (ii) the change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to Mr. Schottenstein in prior years that were unvested and outstanding as of the end of the corresponding year; and (iii) the change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to Mr. Schottenstein in prior years that vested during the corresponding year. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	3,078,743	(2,022,289)	(1,505,355)	(448,901)
2021	3,516,896	3,656,991	1,171,775	8,345,662
2020	2,335,279	1,499,251	257,907	4,092,437

Non-PEO NEO Average Total Compensation Amount	$ 2,981,956	1,942,429	2,889,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,998,482	3,329,440	3,786,386
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts shown reflect the average amount of “compensation actually paid” to our other Named Executive Officers as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the average of the actual amount of compensation earned by or paid to the other Named Executive Officers during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation reported for our other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non- PEO NEOs ($) (a)	Average Equity Award Adjustments for Non- PEO NEOs ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($) (d)
2022	2,981,956	(957,644)	(25,830)	1,998,482
2021	1,942,429	(572,289)	1,959,300	3,329,440
2020	2,889,120	(977,859)	1,875,125	3,786,386

(a)
The amounts shown reflect the average of the sum of the amounts reported for our other Named
Ex
ecutive Officers in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the corresponding year.

(b)
The amounts shown reflect the addition or subtraction, as applicable, of the following: (i) the average fair value as of the end of the corresponding year of the equity awards that we granted to our other Named Executive Officers during such year that were unvested and outstanding as of the end of such year; (ii) the average change (positive or negative) in the fair value as of the end of the corresponding year from the end of the prior year of any equity awards that we granted to our other Named Executive Officers in prior years that were unvested and outstanding as of the end of the corresponding year; (iii) the average change (positive or negative) in the fair value as of the vesting date from the end of the prior year of any equity awards that we granted to our other Named Executive Officers in prior years that vested during the corresponding year; and (iv) a deduction for the average fair value as of the end of the prior year of equity awards granted in prior years that fail to meet the applicable vesting conditions during the corresponding year. The amounts added or subtracted in calculating the equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Average Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards ($)	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)
2022	993,124	(592,924)	(426,030)	0	(25,830)
2021	747,503	810,062	491,337	(89,602)	1,959,300
2020	1,019,252	714,826	141,047	0	1,875,125

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of Compensation Actually Paid and Cumulative Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and the Company’s cumulative total shareholder return over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation
Actually
Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of Compensation Actually Paid and Adjusted
Pre-Tax
Income
The following chart sets forth the relationship between Compensation Actually Paid to our Chief Executive Officer, the average Compensation Actually Paid to our other Named Executive Officers, and our Adjusted
Pre-Tax
Income during the
three
most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison of Cumulative Total Shareholder Return of the Company and Cumulative Total Shareholder Return of the Peer Group
The following chart compares our cumulative total shareholder return over
the three
most
recently completed fiscal years to the cumulative total shareholder return of the S&P 500 Homebuilding Index over the same period.

Tabular List [Table Text Block]
Financial Performance Measures
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of, individual and Company short- and long-term performance and thereby fosters a pay-for-performance
culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for 2022 to align the compensation actually paid to the Company’s Named Executive Officers to Company performance are:

• Adjusted Pre-Tax Income	• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 117.36	158.02	112.55
Peer Group Total Shareholder Return Amount	151.13	187.16	124.48
Net Income (Loss)	$ 490,700,000	$ 396,900,000	$ 239,900,000
Company Selected Measure Amount	643.4	516.3	319.3
PEO Name	Robert H. Schottenstein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description [Text Block]
(7)
Adjusted
Pre-Tax
Income, which is a
non-GAAP
measure, means the Company’s
pre-tax
income from operations, excluding extraordinary items, such as asset impairments and certain other non-cash
write-offs. For 2020, Adjusted Pre- Tax Income was equal to the sum of (a) income before income taxes, (b) impairment of inventory and investment in joint venture arrangements and (c) stucco-related charges, net of recoveries, included in “Costs and expenses: Land and housing;” for 2021, Adjusted
Pre-Tax
Income was equal to (a) the sum of (i) income before income taxes and (ii) loss on early extinguishment of debt less (b) a one-time
gain included in “Other income,”; and for 2022, Adjusted
Pre-Tax

Income was equal to the sum of (a) income before income taxes and (b) asset impairment charges, in each case as reflected in our audited consolidated statements of income included in our 2022 Form
10-K.
Adjusted
Pre-Tax
Income represents the most important performance measure used by the Company to align the compensation actually paid to the Company’s Named Executive Officers to Company performance for 2022. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,967,031)	$ (2,586,799)	$ (2,242,610)
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,078,743	3,516,896	2,335,279
PEO [Member] | Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,022,289)	3,656,991	1,499,251
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,505,355)	1,171,775	257,907
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(448,901)	8,345,662	4,092,437
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(957,644)	(572,289)	(977,859)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	993,124	747,503	1,019,252
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Unvested and Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(592,924)	810,062	714,826
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(426,030)	491,337	141,047
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(89,602)	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (25,830)	$ 1,959,300	$ 1,875,125